Document and Entity Information	6 Months Ended
Jun. 30, 2013
Cancelled
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents (Note 4)	$ 52,051,940	$ 4,255,508
Receivables	215,202	223,722
Prepaid expenses	371,273	779,605
Total current assets	52,638,415	5,258,835
Equipment (Note 6)	459,039	539,567
Mineral property interests (Note 7)	49,382,291	57,616,924
Reclamation deposits	491,037	606,155
Other assets	81,320	152,049
Total assets	103,052,102	64,173,530
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,000,923	559,579
Loans payable to Oyu Tolgoi LLC (Note 8)	5,729,721	5,563,657
Deferred revenue (Note 9)	38,082,193	0
Deferred income tax liabilities	8,913,131	9,722,384
Total liabilities	53,725,968	15,845,620
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,734,385 (December 31, 2012 - 128,877,243) issued and outstanding	177,065,075	167,428,814
Additional paid-in capital	19,725,501	18,672,864
Accumulated other comprehensive income (Note 13)	929,806	3,253,019
Accumulated deficit during the exploration stage	(148,394,248)	(141,026,787)
Total stockholders' equity	49,326,134	48,327,910
Total liabilities and stockholders' equity	$ 103,052,102	$ 64,173,530

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	146,734,385	128,877,243
Common stock, outstanding shares	146,734,385	128,877,243

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
EXPENSES
Exploration (Note 7)	$ 1,904,636	$ 2,402,084	$ 3,508,426	$ 6,018,071	$ 96,498,103
General and administration	1,190,851	1,068,765	3,964,347	3,138,367	57,311,596
Consultancy and advisory fees	324,175	0	1,311,101	0	1,311,101
Depreciation	26,704	39,172	55,540	80,327	1,482,607
Foreign exchange loss (gain)	(892,725)	79,550	(1,010,409)	104,888	(928,684)
Impairment of mineral property interests	437,732	0	437,732	0	1,455,483
Gain on sale of mineral property interests	0	0	0	(104,914)	(1,679,437)
Loss from operations	(2,991,373)	(3,589,571)	(8,266,737)	(9,236,739)	(155,450,769)
Gain on sale of investments	0	0	0	0	3,326,275
Interest income	100,948	50,710	164,514	138,828	5,667,782
Interest expense (Note 5)	(64,553)	(55,344)	(128,809)	(107,520)	(583,127)
Gain (loss) from equity investee (Note 5)	19,683	(189,507)	(93,246)	(492,113)	(5,024,031)
Fair value adjustment of asset backed commercial paper	147,564	0	147,564	0	(2,184,967)
Loss from operations before income taxes	(2,787,731)	(3,783,712)	(8,176,714)	(9,697,544)	(154,248,837)
Current income tax recovery (expense)	0	0	0	0	(152,190)
Deferred income tax recovery	512,114	539,007	809,253	1,378,007	6,006,779
Net loss	(2,275,617)	(3,244,705)	(7,367,461)	(8,319,537)	(148,394,248)
Comprehensive income (loss):
Net loss	(2,275,617)	(3,244,705)	(7,367,461)	(8,319,537)	(148,394,248)
Foreign currency translation adjustment (Note 13)	(1,740,015)	(1,107,276)	(2,323,213)	38,195	929,806
Comprehensive loss	$ (4,015,632)	$ (4,351,981)	$ (9,690,674)	$ (8,281,342)	$ (147,464,442)
Basic and diluted net loss per share	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.06)
Weighted average number of common shares outstanding	146,734,385	128,520,100	140,913,549	128,421,851

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During Development Stage	Total
Beginning Balance - Amount at Jun. 30, 2012	$ 167,428,814	$ 18,655,473	$ 1,939,546	$ (134,150,195)	$ 53,873,638
Beginning Balance - Shares at Jun. 30, 2012	128,877,243
Stock-based compensation		10,235			10,235
Foreign currency translation adjustment			1,921,720		1,921,720
Net loss				(1,899,158)	(1,899,158)
Ending Balance, Amount at Sep. 30, 2012	167,428,814	18,665,708	3,861,266	(136,049,353)	53,906,435
Ending Balance, Shares at Sep. 30, 2012	128,877,243
Stock-based compensation		7,156			7,156
Foreign currency translation adjustment			(608,247)		(608,247)
Net loss				(4,977,434)	(4,977,434)
Ending Balance, Amount at Dec. 31, 2012	167,428,814	18,672,864	3,253,019	(141,026,787)	48,327,910
Beginning Balance - Shares at Dec. 31, 2012	128,877,243
Private placement, Shares	17,857,142
Private placement, Amount	9,722,897				9,722,897
Stock-based compensation		1,010,380			1,010,380
Share issuance costs	(86,636)				(86,636)
Foreign currency translation adjustment			(583,198)		(583,198)
Net loss				(5,091,844)	(5,091,844)
Ending Balance, Amount at Mar. 31, 2013	177,065,075	19,683,244	2,669,821	(146,118,631)	53,299,509
Ending Balance, Shares at Mar. 31, 2013	146,734,385
Stock-based compensation		42,257			42,257
Share issuance costs					0
Foreign currency translation adjustment			(1,740,015)		(1,740,015)
Net loss				(2,275,617)	(2,275,617)
Ending Balance, Amount at Jun. 30, 2013	$ 177,065,075	$ 19,725,501	$ 929,806	$ (148,394,248)	$ 49,326,134
Ending Balance, Shares at Jun. 30, 2013	146,734,385

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,275,617)	$ (3,244,705)	$ (7,367,461)	$ (8,319,537)	$ (148,394,248)
Items not affecting cash:
Depreciation	26,704	39,172	55,540	80,327	1,482,607
Stock-based compensation	42,257	41,053	1,052,637	1,190,487	23,806,397
Fair value adjustment of asset backed commercial paper	0	0	0	0	2,332,531
Escrow shares compensation	0			0	2,001,832
Mineral property interest paid in stock and warrants	0	0	0	0	4,052,698
Loss from equity investee	(19,683)	189,507	93,246	492,113	5,024,031
Interest expense	64,553	55,344	128,809	107,520	583,127
Deferred income tax expense (recovery)	(512,114)	(539,007)	(809,253)	(1,378,007)	(6,006,779)
Gain on sale of mineral property interest	0	0	0	(104,914)	(1,679,437)
Impairment of mineral property interests	437,732	0	437,732	0	1,455,483
Gain on sale of investments	0	0	0	0	(3,326,275)
Other items not affecting cash	(892,987)	155,371	(736,099)	105,420	(802,300)
Changes in assets and liabilities:
Receivables	(28,098)	(30,793)	(3,576)	261,657	(124,531)
Prepaid expenses	248,707	136,115	378,568	339,681	(274,672)
Other assets	(240)	(32,502)	7,711	(32,502)	30,624
Accounts payable and accrued liabilities	215,810	(1,245,880)	486,729	(1,193,830)	764,133
Deposit on metal credit delivering obligation	0	0	40,000,000	0	40,000,000
Net cash provided by (used in) operating activities	(2,692,976)	(4,476,325)	33,724,583	(8,451,585)	(79,074,779)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	0	9,722,897	1,628,583	140,726,891
Share issue costs	0	0	(86,636)	(108,058)	(4,952,907)
Net cash provided by financing activities	0	0	9,636,261	1,520,525	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition	0	0	0	0	837,263
Mineral property interest	(50,000)	(100,000)	(50,000)	(2,210,000)	(4,954,610)
Reclamation deposits	115,180	32,502	115,180	0	(303,970)
Short-term investments	0	5,076,271	0	5,076,271	0
Purchase of asset backed commercial paper	0	0	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	0	0	(7,465,495)
Acquisition of equipment	(1,323)	0	(2,453)	(17,307)	(2,126,065)
Proceeds from sale of royalty interest	0	0	5,000,000	0	5,000,000
Proceeds from sale of mineral property interest	0	0	0	104,914	1,596,305
Proceeds from sale of investments	0	0	0	0	5,734,895
Net cash provided by (used in) investing activities	63,857	5,008,773	5,062,727	2,953,878	(5,712,799)
Effect of foreign currency translation on cash and cash equivalents	(426,882)	(288,263)	(627,139)	(14,754)	1,065,534
Change in cash and cash equivalents during the period	(3,056,001)	244,185	47,796,432	(3,991,936)	52,051,940
Cash and cash equivalents, beginning of period	55,107,941	10,276,077	4,255,508	14,512,198
Cash and cash equivalents, end of period	52,051,940	10,520,262	52,051,940	10,520,262	52,051,940
Cash paid for interest during the period	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ (152,190)

1. NATURE AND CONTINUANCE OF OPERATIONS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 1. NATURE AND CONTINUANCE OF OPERATIONS

1.           NATURE AND CONTINUANCE OF OPERATIONS

Entrée Gold Inc. was incorporated under the laws of the Province of British Columbia on July 19, 1995 and continued under the laws of the Yukon Territory on January 22, 2003. On May 27, 2005, Entrée Gold Inc. changed its governing jurisdiction from the Yukon Territory to British Columbia by continuing into British Columbia under the Business Corporations Act (British Columbia). The principal business activity of Entrée Gold Inc., together with its subsidiaries (collectively referred to as “the Company”), is the exploration of mineral property interests. To date, the Company has not generated significant revenues from its operations and is considered to be in the exploration stage.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars ("C$"), and Australian dollars ("A$").

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company currently earns no operating revenues. Continued operations of the Company are dependent upon the Company’s ability to secure additional equity capital or receive other financial support, and in the longer term to generate profits from business operations. Management believes that the Company has sufficient working capital to maintain its operations for the next fiscal year.

2. BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 2. BASIS OF PRESENTATION

2.           BASIS OF PRESENTATION

The interim period financial statements have been prepared by the Company in conformity with generally accepted accounting principles in the United States of America. The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of annual financial statements, and in the opinion of management these financial statements contain all adjustments necessary (consisting of normally recurring adjustments) to present fairly the financial information contained therein. Certain information and footnote disclosure normally included in the financial statements prepared in conformity with generally accepted accounting principles in the United States of America have been condensed or omitted. These interim period statements should be read together with the most recent audited financial statements and the accompanying notes for the year ended December 31, 2012. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013.

3. SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 3. SIGNIFICANT ACCOUNTING POLICIES

3.           SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2012.

4. CASH, CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash at bank and in hand of $52,051,940 as at June 30, 2013 (December 31, 2012 - $4,255,508).

5. LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

5.           LONG-TERM INVESTMENTS

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7). The Company’s share of the loss of the joint venture is $93,246 for the six months ended June 30, 2013 (June 30, 2012 - $492,113) plus accrued interest expense of $128,809 for the six months ended June 30, 2013 (June 30, 2012 - $107,520).

6. EQUIPMENT	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 6. EQUIPMENT

6.           EQUIPMENT

		June 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$116,347	$89,669	$26,678	$122,931	$90,900	$32,031
Computer equipment	496,940	360,412	136,528	523,893	353,944	169,949
Field equipment	512,761	279,138	233,623	540,422	274,694	265,728
Buildings	265,890	203,680	62,210	280,936	209,077	71,859
	$1,391,938	$932,899	$459,039	$1,468,182	$928,615	$539,567

7. MINERAL PROPERTY INTERESTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 7. MINERAL PROPERTY INTERESTS

7.           MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests. The Company has investigated title to its mineral property interests and, except as otherwise disclosed below, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill property in Mongolia, and the Ann Mason project (the “Ann Mason Project”) in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia ("MRAM")  in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Turquoise Hill. Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property"). Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, OTLLC. The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a right of first refusal by OTLLC.

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the "Investment Agreement") between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited.  The licences are part of the contract area covered by the Investment Agreement, although the Company is not a party to the Investment Agreement.  The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

On February 27, 2013, notice (the "Notice") was delivered to the Company by MRAM that by Order No. 43 dated February 22, 2013, the Ministry of Mining had cancelled the July 10, 2009 Order of the Ministry of Mineral Resources and Energy (the "2009 Order") registering the Hugo Dummett (including the Hugo North Extension) and Heruga reserves.  The registration of reserves is a pre-condition to applying for the conversion of an exploration licence into a mining licence.  The Notice stated that the 2009 Order breached Clause 48.4 of the Minerals Law of Mongolia and Clause 9 of the Charter of the Minerals Resource Counsel.  The Notice, which was not concerned with the issuance of the mining licences, further advised that the Company is temporarily restricted from transfering, selling or leasing the Shivee Tolgoi and Javhlant mining licences.  The mining licences have not been revoked or cancelled, and the Company is currently working to resolve the temporary restriction.

As of June 30, 2013, the Entrée-OTLLC Joint Venture had expended approximately $25.7 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and title to patented lode claims. The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the June 30, 2010 acquisition of PacMag Metals Limited (now PacMag Metals Pty Ltd.) ("PacMag"). The project area includes the Ann Mason and the Blue Hill deposits, and several early-stage copper porphyry targets including the Blackjack IP, Blackjack Oxide, Roulette and Minnesota targets.

Certain of the unpatented lode claims (part of the area formerly known as the Blackjack property) are leased to the Company pursuant to a mining lease and option to purchase agreement ("MLOPA") with two individuals. Under the MLOPA, the Company is granted the option to purchase the claims for $500,000. If the Company exercises its option, the claims will be subject to a 3% net smelter returns ("NSR") royalty (which may be bought down to a 1% NSR royalty for $2 million). The MLOPA also provides for annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production. The advance payments will be credited against future royalty payments or the buy down of the royalty.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc., whereby the Company may acquire an 80% interest in certain unpatented lode claims formerly known as the Roulette property. In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years (completed); (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.

Certain of the patented lode claims are subject to a 2% NSR royalty in favour of AngloGold Ashanti (Nevada) Corp.  In February 2013, the Company entered into an agreement with Sandstorm Gold Ltd. ("Sandstorm") whereby the Company granted Sandstorm a 0.4% NSR royalty over certain of the unpatented lode claims, including the claims covering the Ann Mason and Blue Hill deposits, in return for an upfront payment of $5 million (the "Sandstorm NSR Payment") which was recorded as a recovery to acquisition costs.

Other Properties

During the six months ended June 30, 2013, the Company also had interests in non-material properties in Australia, United States, and Peru. Non-material properties include the following:

Australia Properties

The Company has mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, including the Blue Rose joint venture. The Company holds a 53.7% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO - "Atlas"), retaining the remaining 46.3% interest.

Lordsburg and Oak Grove

During the year ended December 31, 2012, the Company entered into an agreement with Empirical Discovery, LLC ("Empirical") to purchase a 100% interest in the Lordsburg and Oak Grove properties, New Mexico, subject to a 2% NSR royalty.  Pursuant to the agreement, the Company paid $100,000 to Empirical  and issued 500,000 common shares valued at $326,483. Subsequent to the end of the quarter, the Company informed Empirical of its intention to abandon the unpatented lode claims comprising the Oak Grove property.

During the six months ended June 30, 2013, the Company recorded an impairment of mineral property interests of $437,732 on the Oak Grove property.

Capitalized mineral property acquisition costs are summarized as follows:

	June 30, 2013	December 31, 2012

USA
Ann Mason	$48,055,476	$55,752,523
Lordsburg	500,000	990,797
Other	286,073	302,262
Total USA	48,841,549	57,045,582

AUSTRALIA
Blue Rose JV	540,742	571,342
Total Australia	540,742	571,342

Total all locations	$49,382,291	$57,616,924

Ann Mason capitalized mineral property acquisition costs are net of the $5 million Sandstorm NSR Payment.

Expensed exploration costs are summarized as follows:

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

US	$1,571,377	$1,677,194	$2,512,408	$4,546,825
Mongolia	243,778	652,279	773,612	1,219,800
Other	89,481	72,611	222,406	251,446

Total all locations	$1,904,636	$2,402,084	$3,508,426	$6,018,071

8. LOANS PAYABLE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 8. LOANS PAYABLE

8.           LOANS PAYABLE

Under the terms of the Entrée-OTLLC Joint Venture (Note 7), OTLLC will contribute funds to approved joint venture programs and budgets on the Company’s behalf. Interest on each loan advance shall accrue at an annual rate equal to OTLLC’s actual cost of capital or the prime rate of the Royal Bank of Canada, plus two percent (2%) per annum, whichever is less, as at the date of the advance. The loans will be repayable by the Company monthly from ninety percent (90%) of the Company’s share of available cash flow from the Entrée-OTLLC Joint Venture. In the absence of available cash flow, the loans will not be repayable. The loans are not expected to be repaid within one year.

9. SANDSTORM FINANCING ARRANGEMENT	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
9. SANDSTORM FINANCING ARRANGEMENT

9.           SANDSTORM FINANCING ARRANGEMENT

In February 2013, the Company entered into an equity participation and funding agreement with Sandstorm that provided an upfront deposit (the "Deposit") from Sandstorm of $40 million. The Company will use future payments that it receives from its mineral property interests to purchase and deliver metal credits to Sandstorm, in amounts that are indexed to the Company’s share of gold, silver and copper production from the Joint Venture Property as follows:

•	25.7% of the Company’s share of gold and silver, and 2.5% of the Company’s share of copper, produced from the portion of the Shivee Tolgoi mining licence included in the Joint Venture Property; and

•	33.8% of the Company’s share of gold and silver, and 2.5% of the Company’s share of copper, produced from the Javhlant mining licence.

In addition to the Deposit, upon delivery of the metal credits Sandstorm will make a cash payment to the Company equal to the lesser of the prevailing market price and $220 per ounce of gold, $5 per ounce of silver and $0.50 per pound of copper (subject to inflation adjustments).  After approximately 8.6 million ounces of gold, 40.3 million ounces of silver and 9.1 billion pounds of copper have been produced from the entire Joint Venture Property, the cash payment will increase to the lesser of the prevailing market price and $500 per ounce of gold, $10 per ounce of silver and $1.10 per pound of copper (subject to inflation adjustments). To the extent that the prevailing market price is greater than the amount of the cash payment, the difference between the two will be credited against the Deposit (the net amount of the Deposit being the "Unearned Balance").

In the event of a partial expropriation of the Company’s interest in the Joint Venture Property, which is not reversed during the abeyance period provided for in the equity participation and funding agreement, the Company will be required to return a pro rata portion of the Deposit (the amount of the repayment not to exceed the amount of the Unearned Balance) and the metal credits that the Company is required to deliver will be reduced proportionately. In the event of a full expropriation, the full amount of the Unearned Balance must be returned with interest.

The Company is not required to deliver actual metal, and the Company may use revenue from any of its assets to purchase the requisite amount of metal credits.

The Company recorded the Deposit as deferred revenue and will recognize amounts in revenue as metal credits are delivered to Sandstorm, which is expected to commence in 2019.

In addition, the Company entered into an agreement with Sandstorm whereby the Company granted Sandstorm a 0.4% NSR royalty over certain of the Ann Mason Project claims, including the claims covering the Ann Mason and Blue Hill deposits, in return for the Sandstorm NSR Payment of $5 million which was recorded as a recovery to acquisition costs.

The Company also completed a private placement with Sandstorm for gross proceeds of $9,722,897.

The transactions costs related to the Sandstorm financing arrangement are summarized as follows:

Three Months Ended March 31, 2013

Consultancy & advisory fees	$936,926
Legal fees included in general and adminstration expenses	192,203
Share issuance costs	86,636
$1,215,765

10. COMMON STOCK	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 10. COMMON STOCK

10.           COMMON STOCK

Share issuances

In March 2013, the Company completed a private placement to Sandstorm consisting of 17,857,142 common shares issued at a price of C$0.56 per share for gross proceeds of $9,722,897.  Related share issuance costs were $86,636.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period.

Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48
Granted	200,000	0.34
Expired	(1,305,000)	2.00
Balance at June 30, 2013	13,103,000	1.41

There were 5,185,000 stock options granted during the six months ended June 30, 2013 with a weighted average exercise price of C$0.55 and a weighted average fair value of C$0.21. The number of stock options exercisable at June 30, 2013 was 13,103,000.

At June 30, 2013, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	2,000	April 9, 2018	50,000	2,000
150,000	0.34	3,000	June 27, 2018	150,000	3,000
13,103,000		$5,000		13,103,000	$5,000

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.36 per share as of June 30, 2013, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of June 30, 2013 was 200,000. The total intrinsic value of options exercised during the six months ended June 30, 2013 was $Nil (June 30, 2012 - $Nil).

Subsequent to June 30, 2013, 37,500 stock options with an exercise price of C$2.02 expired.

Stock-based compensation

5,185,000 stock options were granted during the six months ended June 30, 2013. The fair value of stock options granted during the six months ended June 30, 2013 was $1,051,712 (June 30, 2012 - $1,124,930). Stock-based compensation recognized during the six months ended June 30, 2013 was $1,052,637 (June 30, 2012 - $1,149,434) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	Cumulative to June 30, 2013
Exploration	$-	$8,902	$148,125	$266,812	$4,222,978
General and administration	42,257	32,151	904,512	923,675	19,583,419
	$42,257	$41,053	$1,052,637	$1,190,487	$23,806,397

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30, 2013	June 30, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%

11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

11.           SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30, 2013	December 31, 2012

Identifiable assets
USA	$49,810,951	$58,094,222
Canada	51,536,322	3,953,053
Australia	1,335,885	1,487,117
Mongolia	355,679	613,723
Other	13,265	25,415
	$103,052,102	$64,173,530

12. FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 12. FINANCIAL INSTRUMENTS

12.           FINANCIAL INSTRUMENTS

The Company's financial instruments generally consist of cash and cash equivalents, receivables, deposits, accounts payable and accrued liabilities and loans payable. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values, except as noted below.

The Company is exposed to currency risk by incurring certain expenditures in currencies other than the Canadian dollar. The Company does not use derivative instruments to reduce this currency risk.

Fair value measurement is based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value which are:

Level 1 — Quoted prices that are available in active markets for identical assets or liabilities.

Level 2 — Quoted prices in active markets for similar assets that are observable.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At June 30, 2013, the Company had Level 1 financial instruments, consisting of cash and cash equivalents, with a fair value of $52,051,940.

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

13.           ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

Accumulated OCI, beginning of year:
Currency translation adjustment	$2,669,821	$3,046,822	$3,253,019	$1,901,351
	$2,669,821	$3,046,822	$3,253,019	$1,901,351

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195
	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195

Accumulated OCI, end of year:
Currency translation adjustment	$929,806	$1,939,546	$929,806	$1,939,546
	$929,806	$1,939,546	$929,806	$1,939,546

14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transaction for the six months ended June 30, 2013 consisted of the following item:

•	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $93,246 (June 30, 3012 – $492,113).

15. COMMITMENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 15. COMMITMENTS

15.           COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2013	$153,755
2014	217,198
2015	209,289
2016	211,927
2017	88,302
$880,471

The Company incurred lease expense of $189,095 (June 30, 2012 – $184,139) for the six months ended June 30, 2013.

16. TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	16. TRANSACTIONS WITH RELATED PARTIES The Company did not enter into any transactions with related parties during the six months ended June 30, 2013.

17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS

17.           SUBSEQUENT EVENTS

Subsequent to June 30, 2013:

The Company informed Empirical of its intention to abandon the unpatented lode claims comprising the Oak Grove property in New Mexico.

37,500 stock options with an exercise price of C$2.02 expired.

3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies Policies
SIGNIFICANT ACCOUNTING POLICIES

3.           SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2012.

6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
EquipmentTablesAbstract
Equipment

		June 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$116,347	$89,669	$26,678	$122,931	$90,900	$32,031
Computer equipment	496,940	360,412	136,528	523,893	353,944	169,949
Field equipment	512,761	279,138	233,623	540,422	274,694	265,728
Buildings	265,890	203,680	62,210	280,936	209,077	71,859
	$1,391,938	$932,899	$459,039	$1,468,182	$928,615	$539,567

7. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2013
MineralPropertyInterestsTablesAbstract
Capitalized mineral property acquisition costs
	June 30, 2013	December 31, 2012

USA
Ann Mason	$48,055,476	$55,752,523
Lordsburg	500,000	990,797
Other	286,073	302,262
Total USA	48,841,549	57,045,582

AUSTRALIA
Blue Rose JV	540,742	571,342
Total Australia	540,742	571,342

Total all locations	$49,382,291	$57,616,924

Exploration costs expensed

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

US	$1,571,377	$1,677,194	$2,512,408	$4,546,825
Mongolia	243,778	652,279	773,612	1,219,800
Other	89,481	72,611	222,406	251,446

Total all locations	$1,904,636	$2,402,084	$3,508,426	$6,018,071

9. SANDSTORM FINANCING ARRANGEMENT (Tables)	6 Months Ended
Jun. 30, 2013
Sandstorm Financing Arrangement Tables
Schedule of transaction costs related to the Sandstorm financing agreement

Three Months Ended March 31, 2013

Consultancy & advisory fees	$936,926
Legal fees included in general and adminstration expenses	192,203
Share issuance costs	86,636
$1,215,765

10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2013
CommonStockTablesAbstract
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48
Granted	200,000	0.34
Expired	(1,305,000)	2.00
Balance at June 30, 2013	13,103,000	1.41

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	2,000	April 9, 2018	50,000	2,000
150,000	0.34	3,000	June 27, 2018	150,000	3,000
13,103,000		$5,000		13,103,000	$5,000

Stock-based compensation

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	Cumulative to June 30, 2013
Exploration	$-	$8,902	$148,125	$266,812	$4,222,978
General and administration	42,257	32,151	904,512	923,675	19,583,419
	$42,257	$41,053	$1,052,637	$1,190,487	$23,806,397

Schedule of fair value assumptions

	June 30, 2013	June 30, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%

11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information Tables
SEGMENT INFORMATION

	June 30, 2013	December 31, 2012

Identifiable assets
USA	$49,810,951	$58,094,222
Canada	51,536,322	3,953,053
Australia	1,335,885	1,487,117
Mongolia	355,679	613,723
Other	13,265	25,415
	$103,052,102	$64,173,530

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	6 Months Ended
Jun. 30, 2013
AccumulatedOtherComprehensiveIncomeOciTablesAbstract
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

Accumulated OCI, beginning of year:
Currency translation adjustment	$2,669,821	$3,046,822	$3,253,019	$1,901,351
	$2,669,821	$3,046,822	$3,253,019	$1,901,351

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195
	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195

Accumulated OCI, end of year:
Currency translation adjustment	$929,806	$1,939,546	$929,806	$1,939,546
	$929,806	$1,939,546	$929,806	$1,939,546

15. COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2013
CommitmentsTablesAbstract
Lease payments
2013	$153,755
2014	217,198
2015	209,289
2016	211,927
2017	88,302
$880,471

5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
LONG-TERM INVESTMENTS
Loss in joint venture	$ 93,246	$ 492,113
Accrued interest expense	$ 128,809	$ 107,520

6. EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
PropertyPlant and Equipment
Cost	$ 1,391,938	$ 1,468,182
Accumulated Depreciation	932,899	928,615
Net Book Value	459,039	539,567
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	116,347	122,931
Accumulated Depreciation	89,669	90,900
Net Book Value	26,678	32,031
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	496,940	523,893
Accumulated Depreciation	360,412	353,944
Net Book Value	136,528	169,949
FieldEquipmentMember
PropertyPlant and Equipment
Cost	512,761	540,422
Accumulated Depreciation	279,138	274,694
Net Book Value	233,623	265,728
BuildingMember
PropertyPlant and Equipment
Cost	265,890	280,936
Accumulated Depreciation	203,680	209,077
Net Book Value	$ 62,210	$ 71,859

7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 49,382,291	$ 57,616,924
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	540,742	571,342
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	48,841,549	57,045,582
BlueRoseJVMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	540,742	571,342
AnnMasonMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	48,055,476	55,752,523
EmpiricalMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	500,000	990,797
OtherProperty | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 286,073	$ 302,262

7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 1,904,636	$ 2,402,084	$ 3,508,426	$ 6,018,071
US
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	1,571,377	1,677,194	2,512,408	4,546,825
Mongolia
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	243,778	652,279	773,612	1,219,800
Other
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 89,481	$ 72,611	$ 222,406	$ 251,446

9. SANDSTORM FINANCING ARRANGEMENT (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Sandstorm Financing Arrangement Details
Consultancy and advisory fees	$ 936,926
Legals fees included in general and adminstration expenses	192,203
Share issuance costs	86,636
Total	$ 1,215,765

10. COMMON STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Number of options
Beginning Balance	14,208,000	9,223,000	9,135,500
Granted	200,000	4,985,000	1,882,000
Expired	(1,305,000)		(1,177,500)
Forfeited			(617,000)
Ending Balance	13,103,000	14,208,000	9,223,000
Weighted Average Exercise Price
Beginning Balance	$ 1.48	$ 1.98	$ 2.16
Granted	$ 0.34	$ 0.56	$ 1.22
Expired	$ 2		$ 2.14
Forfeited			$ 2.05
Ending Balance	$ 1.41	$ 1.48	$ 1.98

10. COMMON STOCK (Details 1) (USD $)	Jun. 30, 2013
Option Outstanding
Number of Options	13,103,000
Aggregate Intrinsic Value, (C$)	$ 5,000
Number of Options Exercisable
Number of Shares	13,103,000
Aggregate Intrinsic Value ($C)	5,000
ShareBasedCompensationStockOptionOneMember
Option Outstanding
Number of Options	37,500
Exercise Price, ($C)	$ 2.02
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul 17, 2013
Number of Options Exercisable
Number of Shares	37,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwoMember
Option Outstanding
Number of Options	1,032,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep 17, 2013
Number of Options Exercisable
Number of Shares	1,032,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThreeMember
Option Outstanding
Number of Options	5,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Oct 10, 2013
Number of Options Exercisable
Number of Shares	5,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourMember
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 1.27
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan 18, 2014
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFiveMember
Option Outstanding
Number of Options	1,289,000
Exercise Price, ($C)	$ 1.32
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Feb 12, 2014
Number of Options Exercisable
Number of Shares	1,289,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSixMember
Option Outstanding
Number of Options	1,472,500
Exercise Price, ($C)	$ 2.6
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Dec 29, 2014
Number of Options Exercisable
Number of Shares	1,472,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSevenMember
Option Outstanding
Number of Options	300,000
Exercise Price, ($C)	$ 2.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep 22, 2015
Number of Options Exercisable
Number of Shares	300,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionEightMember
Option Outstanding
Number of Options	1,372,500
Exercise Price, ($C)	$ 2.86
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Nov 22, 2015
Number of Options Exercisable
Number of Shares	1,372,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionNineMember
Option Outstanding
Number of Options	200,000
Exercise Price, ($C)	$ 3.47
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan 4, 2016
Number of Options Exercisable
Number of Shares	200,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTenMember
Option Outstanding
Number of Options	125,000
Exercise Price, ($C)	$ 2.94
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar 8, 2016
Number of Options Exercisable
Number of Shares	125,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionElevenMember
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 2.05
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul 7, 2016
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwelveMember
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 2.23
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul 15, 2016
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThirteenMember
Option Outstanding
Number of Options	1,684,500
Exercise Price, ($C)	$ 1.25
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan 6, 2017
Number of Options Exercisable
Number of Shares	1,684,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourteenMember
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 0.73
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun 18, 2017
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFifteenMember
Option Outstanding
Number of Options	4,985,000
Exercise Price, ($C)	$ 0.56
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar 15, 2018
Number of Options Exercisable
Number of Shares	4,985,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSixteenMember
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 0.32
Aggregate Intrinsic Value, (C$)	2,000
Expiry Date	Apr 9, 2018
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)	2,000
ShareBasedCompensationStockOptionSeventeenMember
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 0.34
Aggregate Intrinsic Value, (C$)	3,000
Expiry Date	Jun 27, 2018
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)	$ 3,000

10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Stock based compensation	$ 42,257	$ 41,053	$ 1,052,637	$ 1,190,487	$ 23,806,397
Exploration
Stock based compensation	0	8,902	148,125	266,812	4,222,978
General and Administrative
Stock based compensation	$ 42,257	$ 32,151	$ 904,512	$ 923,675	$ 19,583,419

10. COMMON STOCK (Details 3)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4 years 3 months 18 days	4 years 10 months 24 days
Annualized volatility	76.00%	73.00%
Dividend rate	0.00%	0.00%

11. SEGMENT INFORMATION (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Identifiable Assets	$ 103,052,102	$ 64,173,530
USAMember
SEGMENT INFORMATION
Identifiable Assets	49,810,951	58,094,222
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	51,536,322	3,953,053
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,335,885	1,487,117
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	355,679	613,723
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 13,265	$ 25,415

12. FINANCIAL INSTRUMENTS (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
FinancialInstrumentsDetailsNarrativeAbstract
Cash and cash equivalents	$ 52,051,940	$ 4,255,508

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
AccumulatedOtherComprehensiveIncomeOciDetailsTextualsAbstract
Currency translation adjustment	$ 2,669,821	$ 3,046,822	$ 3,253,019	$ 1,901,351
Total Accumulated OCI, beginning of period	2,669,821	3,046,822	3,253,019	1,901,351
Currency translation adjustments	(1,740,015)	(1,107,276)	(2,323,213)	38,195
Total Other comprehensive income (loss) for the period	(1,740,015)	(1,107,276)	(2,323,213)	38,195
Currency translation adjustment	929,806	1,939,546	929,806	1,939,546
Total Accumulated OCI, end of period	$ 929,806	$ 1,939,546	$ 929,806	$ 1,939,546

14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Loan advance from OTLLC	$ 93,246	$ 492,113

15. COMMITMENTS (Details) (USD $)	Jun. 30, 2013
COMMITMENTS
2013	$ 153,755
2014	217,198
2015	209,289
2016	211,927
2017	88,302
Total	$ 880,471

15. COMMITMENTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CommitmentsDetailsTextualsAbstract
Lease expense	$ 189,095	$ 184,139